Trade and Other Payables - Summary of Trade And Other Payables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade payables - non-related parties	$ 5,070	$ 4,469
Accrued operating expenses	7,399	9,901
Accrued employee expenses	14,395	14,677
Other payables	2,873	3,874
Trade and other current payables	29,737	32,921
Trade payables - non-related parties	3	1
Accrued employee expenses	293	602
Trade and other non-current payables	$ 296	$ 603